UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2005
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		95002 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	857	11059	SHRS		SOLE		11059
Abbott Laboratories	COM	002824100	1163	29503	SHRS		SOLE		29503
American Express	COM	025816109	314	6094	SHRS		SOLE		6094
Amgen Inc		COM	031162100	1632	20691	SHRS		SOLE		20691
Bank of America		COM	060505104	203	4400	SHRS		SOLE		4400
Berkshire Hathaway B	COM	084670207	2739	933	SHRS		SOLE		933
Boeing Company		COM	097023105	662	9424	SHRS		SOLE		9424
BP PLC			COM	055622104	1017	15835	SHRS		SOLE		15835
Canon Inc		COM	138006309	1992	33865	SHRS		SOLE		33865
Cisco Systems		COM	17275r102	1389	81128	SHRS		SOLE		81128
CityBank		COM	17770a109	1790	50336	SHRS		SOLE		50336
Coca Cola		COM	191216100	2362	58603	SHRS		SOLE		58603
Comcast			COM	20030n200	672	26144	SHRS		SOLE		26144
ConocoPhillips		COM	20825c104	2120	36432	SHRS		SOLE		36432
Costco Wholesale	COM	22160k105	2679	54145	SHRS		SOLE		54145
Daktronics Inc		COM	234264109	1024	34625	SHRS		SOLE		34625
Danaher Inc		COM	235851102	357	6402	SHRS		SOLE		6402
Dell Inc		COM	247025109	1245	41556	SHRS		SOLE		41556
EMC Corp		COM	268648102	1298	95310	SHRS		SOLE		95310
Emerson Electric	COM	291011104	1295	17335	SHRS		SOLE		17335
Encana Corp		COM	292505104	1197	26510	SHRS		SOLE		26510
Exxon Mobil		COM	30231g102	3407	60660	SHRS		SOLE		60660
Fargo Electronics INC	COM	30744p102	596	30950	SHRS		SOLE		30950
Frontier Financial	COM	35907k105	1890	59076	SHRS		SOLE		59076
Gap Inc			COM	364760108	1079	61185	SHRS		SOLE		61185
General Electric	COM	369604103	1700	48492	SHRS		SOLE		48492
GlaxoSmithKline PLC	COM	37733w105	1741	34490	SHRS		SOLE		34490
Hewlett-Packard		COM	428236103	1464	51134	SHRS		SOLE		51134
Home Depot		COM	437076102	1167	28833	SHRS		SOLE		28833
Horizon Financial	COM	44041f105	2808	128572	SHRS		SOLE		128572
Ingersoll-Rand Ltd	COM	G4776g101	1040	25750	SHRS		SOLE		25750
Intel Corp		COM	458140100	2300	92139	SHRS		SOLE		92139
Internap		COM	45885a102	12	27500	SHRS		SOLE		27500
IShares Japan		COM	464286848	2027	149900	SHRS		SOLE		149900
IShares Switzerland	COM	464286749	2083	107850	SHRS		SOLE		107850
Johnson & Johnson	COM	478160104	2154	35837	SHRS		SOLE		35837
Kimberly Clark		COM	494368103	1121	18800	SHRS		SOLE		18800
Medtronic Inc		COM	585055106	1275	22152	SHRS		SOLE		22152
Microsoft		COM	594918104	5490	209924	SHRS		SOLE		209924
Mylan Labs		COM	628530107	981	49140	SHRS		SOLE		49140
Newmont Mining Corp	COM	651639106	2005	37550	SHRS		SOLE		37550
Novo Nordisk AS		COM	670100205	1142	20290	SHRS		SOLE		20290
Paccar			COM	693718108	3272	47265	SHRS		SOLE		47265
Pepsico			COM	713448108	2815	47646	SHRS		SOLE		47646
Pfizer			COM	717081103	1948	83538	SHRS		SOLE		83538
Plum Creek Timber	COM	729251108	875	24266	SHRS		SOLE		24266
Procter & Gamble	COM	742718109	1486	25676	SHRS		SOLE		25676
Royal Dutch Shell A	COM	780259206	2436	39617	SHRS		SOLE		39617
Safeco Corp		COM	786429100	1378	24395	SHRS		SOLE		24395
Sara Lee Corp		COM	803111103	1223	64725	SHRS		SOLE		64725
Schlumberger Ltd	COM	806857108	1019	10490	SHRS		SOLE		10490
Starbucks Corp		COM	855244109	2078	69250	SHRS		SOLE		69250
Steinway Musical Ins	COM	858495104	330	12950	SHRS		SOLE		12950
Stryker Corp		COM	863667101	2078	23517	SHRS		SOLE		23517
Tootsie Roll Inds	COM	890516107	570	19700	SHRS		SOLE		19700
United Parcel Svc	COM	911312106	1531	20375	SHRS		SOLE		20375
Walgreen Company	COM	931422109	3202	72346	SHRS		SOLE		72346
Wal-Mart Stores		COM	931142103	1569	33535	SHRS		SOLE		33535
Washington Federal	COM	938824109	1703	74077	SHRS		SOLE		74077
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